                              Janus Adviser Series
                      Janus Adviser Small-Mid Growth Fund
                         Janus Adviser Core Equity Fund
                    Janus Adviser International Growth Fund

                         Supplement dated June 22, 2006
                      to Currently Effective Prospectuses

Effective at the close of the New York Stock Exchange on June 30, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

     Chad Meade is Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund. Mr. Meade also performs duties as a research analyst. Mr. Meade joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Meade worked as a financial analyst for Goldman Sachs' global investment research team. He holds a Bachelor's degree (summa cum laude) in Finance from Virginia Tech. Mr. Meade and Brian A. Schaub are jointly responsible for the day-to-day management of the Fund's portfolio. Neither Mr. Meade nor Mr. Schaub has any limitations on their role.

     Brian A. Schaub, CFA, is Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund. Mr. Schaub also performs duties as a research analyst. Mr. Schaub joined Janus Capital in June 2000 as an equity research analyst. He holds a Bachelor's degree (cum laude) in Economics from Williams College. Mr. Schaub and Chad Meade are jointly responsible for the day-to-day management of the Fund's portfolio. Neither Mr. Schaub nor Mr. Meade has any limitations on their role. Mr. Schaub holds the Chartered Financial Analyst designation.

Also effective June 30, 2006:

     Janus Adviser Core Equity Fund's name will change to "Janus Adviser Fundamental Equity Fund." The Fund will also add the Russell 1000(R) Growth Index as an additional benchmark index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund will continue to be managed with the same investment objective and strategies.

     Janus Adviser International Growth Fund will add the Morgan Stanley Capital International ("MSCI") All Country World ex-U.S. Index(SM) as an additional benchmark index. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States.

                              Janus Adviser Series
                      Janus Adviser Small-Mid Growth Fund

                         Supplement dated June 22, 2006
                       to Currently Effective Prospectus

Effective at the close of the New York Stock Exchange on June 30, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

     Chad Meade is Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund. Mr. Meade also performs duties as a research analyst. Mr. Meade joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Meade worked as a financial analyst for Goldman Sachs' global investment research team. He holds a Bachelor's degree (summa cum laude) in Finance from Virginia Tech. Mr. Meade and Brian A. Schaub are jointly responsible for the day-to-day management of the Fund's portfolio. Neither Mr. Meade nor Mr. Schaub has any limitations on their role.

     Brian A. Schaub, CFA, is Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund. Mr. Schaub also performs duties as a research analyst. Mr. Schaub joined Janus Capital in June 2000 as an equity research analyst. He holds a Bachelor's degree (cum laude) in Economics from Williams College. Mr. Schaub and Chad Meade are jointly responsible for the day-to-day management of the Fund's portfolio. Neither Mr. Schaub nor Mr. Meade has any limitations on their role. Mr. Schaub holds the Chartered Financial Analyst designation.

                              Janus Adviser Series
                         Janus Adviser Core Equity Fund

                         Supplement dated June 22, 2006
                       to Currently Effective Prospectus

Effective June 30, 2006, Janus Adviser Core Equity Fund's name will change to "Janus Adviser Fundamental Equity Fund." The Fund will also add the Russell 1000(R) Growth Index as an additional benchmark index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund will continue to be managed with the same investment objective and strategies.

                              Janus Adviser Series
                    Janus Adviser International Growth Fund

                         Supplement dated June 22, 2006
                       to Currently Effective Prospectus

Effective June 30, 2006, Janus Adviser International Growth Fund will add the Morgan Stanley Capital International ("MSCI") All Country World ex-U.S. Index(SM) as an additional benchmark index. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States.

                              Janus Adviser Series
                 Janus Adviser INTECH Risk-Managed Growth Fund
                  Janus Adviser INTECH Risk-Managed Core Fund
                         Janus Adviser Core Equity Fund

                         Supplement dated June 22, 2006
           to Currently Effective Statement of Additional Information

Effective February 28, 2006, Janus Adviser Risk-Managed Growth Fund's and Janus Adviser Risk-Managed Core Fund's names were changed to "Janus Adviser INTECH Risk-Managed Growth Fund" and "Janus Adviser INTECH Risk-Managed Core Fund," respectively.

Effective June 30, 2006, Janus Adviser Core Equity Fund's name will change to "Janus Adviser Fundamental Equity Fund."

The Funds continue to be managed with the same investment objectives and strategies.

                              Janus Adviser Series
                  Janus Adviser INTECH Risk-Managed Value Fund

                         Supplement dated June 22, 2006
           to Currently Effective Statement of Additional Information

Effective February 28, 2006, Janus Adviser Risk-Managed Value Fund's name was changed to "Janus Adviser INTECH Risk-Managed Value Fund."

The Fund continues to be managed with the same investment objective and strategies.